Share-based awards - Summary of RSU and PSU Activity (Details) - $ / shares			6 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2021
Performance Share Unit (PSUs)
Outstanding Number of Shares
Outstanding at beginning of period (in shares)			159,641
Granted (in shares)			55,444
Shares vested (in shares)			(44,132)
Forfeited (in shares)			(3,159)
Outstanding at end of period (in shares)	167,794	159,641	167,794
Weighted Average Grant Date Fair Value
Outstanding at beginning of period (USD per share)			$ 137.64
Granted (USD per share)			177.77
Shares vested (USD per share)			115.61
Forfeited (USD per share)			115.61
Outstanding at end of period (USD per share)	$ 159.18	$ 137.64	$ 159.18
Weighted Average Remaining Contractual Life
Outstanding at end of period (in years)	1 year 4 months 6 days	1 year 1 month 20 days
Restricted Stock Units (RSUs)
Outstanding Number of Shares
Outstanding at beginning of period (in shares)			341,424
Granted (in shares)			144,274
Shares vested (in shares)			(122,331)
Forfeited (in shares)			(9,818)
Outstanding at end of period (in shares)	353,549	341,424	353,549
Weighted Average Grant Date Fair Value
Outstanding at beginning of period (USD per share)			$ 145.77
Granted (USD per share)			207.29
Shares vested (USD per share)			131.37
Forfeited (USD per share)			146.64
Outstanding at end of period (USD per share)	$ 175.83	$ 145.77	$ 175.83
Weighted Average Remaining Contractual Life
Outstanding at end of period (in years)	1 year 10 months 13 days	1 year 4 months 28 days